SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash operating working capital items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Accounts receivable, excluding financing receivables	$ 455	$ (174)
Financing receivables	(1,658)	(120)
Contract assets	1,170	(204)
Inventories	(19)	7
Other current assets	(132)	(41)
Accounts payable and accrued liabilities	(326)	61
Contract and other liabilities	177	9
Total change in net operating assets and liabilities	$ (333)	$ (462)